LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
LEASE LIABILITIES
Schedule of lease liabilities

	December 31,
	2020	2021
	RMB	RMB
Lease liabilities
Current	15,293	15,173
Non-current	171,740	170,233
	187,033	185,406